Concentrations of Risk (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2018 USD ($) Customer Vendor	Dec. 31, 2018 CNY (¥) Customer Vendor	Dec. 31, 2017 Customer	Jun. 30, 2018
PRC [Member]
Concentrations of risk (Textual)
Deposited from banks | $	$ 1,100,000
Insurance coverage of each bank | $	$ 73,000
PRC [Member] | RMB [Member]
Concentrations of risk (Textual)
Insurance coverage of each bank | ¥		¥ 500,000
Accounts Payable [Member]
Concentrations of risk (Textual)
Concentration of credit risk, description	No vendor accounted for more than 10% of the total balance of accounts payable.	No vendor accounted for more than 10% of the total balance of accounts payable.		No vendor accounted for more than 10% of the total balance of accounts payable.
Accounts Receivable [Member]
Concentrations of risk (Textual)
Concentration of credit risk, description	No customer accounted for more than 10% of the total balance of accounts receivable.	No customer accounted for more than 10% of the total balance of accounts receivable.		No customer accounted for more than 10% of the total balance of accounts receivable.
Total Revenue [Member] | One customer [Member]
Concentrations of risk (Textual)
Number of customers | Customer	4	4	2
Concentration of credit risk, percentage	25.60%	25.60%	16.80%
Total Revenue [Member] | Two customer [Member]
Concentrations of risk (Textual)
Number of customers	4	4	2
Concentration of credit risk, percentage	16.90%	16.90%	11.90%
Total Revenue [Member] | Three customer [Member]
Concentrations of risk (Textual)
Number of customers	4	4
Concentration of credit risk, percentage	16.10%	16.10%
Total Revenue [Member] | Four customers [Member]
Concentrations of risk (Textual)
Number of customers	4	4
Concentration of credit risk, percentage	10.90%	10.90%
Total purchases [Member]
Concentrations of risk (Textual)
Concentration of credit risk, description			No vendor accounted for more than 10% of total purchases.
Total purchases [Member] | One vendor [Member]
Concentrations of risk (Textual)
Number of vendors	3	3
Concentration of credit risk, percentage	14.10%	14.10%
Total purchases [Member] | Two vendor [Member]
Concentrations of risk (Textual)
Number of vendors	3	3
Concentration of credit risk, percentage	10.40%	10.40%
Total purchases [Member] | Three vendor [Member]
Concentrations of risk (Textual)
Number of vendors	3	3
Concentration of credit risk, percentage	10.00%	10.00%